VIA EDGAR

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549-0506

Re:	Separate Account VA BNY File No. 811-08750, CIK 0000929519 Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA BNY, a unit investment trust registered under the Act, recently mailed to its contract owners the semi annual reports for the following underlying management investment companies: Transamerica Series Trust, AIM Variable Insurance Funds,(Invesco Variable Insurance Funds) AllianceBernstein Variable Products Series Fund, Inc., Janus Aspen Series, Franklin Variable Insurance Products Trust, MFS® Variable Insurance Trust; Wilmington Managed Allocation Fund; JP Morgan Series Trust and Fidelity Variable Insurance Products Fund. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On 9/6/12, Transamerica Series Trust, filed its semi annual report with the Commission via EDGAR (CIK: 0000778207);
•	On 8/24/12, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) filed its semi annual report with the Commission via EDGAR (CIK: 0000896435);
•	On 8/23/12, AllianceBernstein Variable Products Series Fund, Inc. filed its semi annual report with the Commission via EDGAR (CIK: 0000825316);
•	On 8/29/12 , Janus Aspen Series filed its semi annual report with the Commission via EDGAR (CIK: 0000906185);
•	On 8/22/12 , MFS® Variable Insurance Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000825316);
•	On 8/17/10, Wilmington Managed Allocation Fund filed its semi annual report with the Commission via EDGAR (CIK: 0000830744);

Securities and Exchange Commission

•	On 8/27/12 , JP Morgan Series Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000916118);

•	On 8/30/12 , Franklin Templeton Variable Insurance Products Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000837274);

•	On 8/17/12, Fidelity Variable Insurance Products Fund filed its semi annual report with the Commission via EDGAR (CIK: 0000356494; 0000831016; 0000927384).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith

Darin D. Smith, Vice President

Transamerica Financial Life Insurance Company